GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 95.0%
Denmark – 4.9%
9,788	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 3,369,093
47,799	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	3,136,217

		6,505,310

Finland – 2.3%
66,305	Neste OYJ (Energy)	3,045,489

France – 8.5%
163,990	Adevinta ASA (Media & Entertainment)*	2,625,047
128,689	BNP Paribas SA (Banks)*	5,191,799
41,215	Vinci SA (Capital Goods)	3,547,172

		11,364,018

Germany – 5.3%
63,002	CTS Eventim AG & Co. KGaA (Media & Entertainment)*	2,500,897
182,355	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	4,649,211

		7,150,108

Japan – 18.0%
55,100	Hoya Corp. (Health Care Equipment & Services)	5,433,935
6,700	Keyence Corp. (Technology Hardware & Equipment)	2,825,303
64,800	Nidec Corp. (Capital Goods)	5,147,520
14,600	Obic Co. Ltd. (Software & Services)	2,618,211
197,500	ORIX Corp. (Diversified Financials)	2,135,986
45,200	Shiseido Co. Ltd. (Household & Personal Products)	2,518,372
92,973	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,371,834

		24,051,161

Netherlands – 6.0%
133,624	Aalberts NV (Capital Goods)	4,772,008
21,315	Koninklijke DSM NV (Materials)	3,262,598

		8,034,606

Singapore – 1.5%
142,480	DBS Group Holdings Ltd. (Banks)	2,058,217

Spain – 3.9%
800,790	Banco Bilbao Vizcaya Argentaria SA (Banks)	2,493,436
43,176	Cellnex Telecom SA (Telecommunication Services)(a)	2,717,254

		5,210,690

Sweden – 5.4%
114,340	Assa Abloy AB Class B (Capital Goods)	2,524,192

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
72,558	Hexagon AB Class B (Technology Hardware & Equipment)*	$ 4,745,108

		7,269,300

Switzerland – 10.8%
308,086	Credit Suisse Group AG (Registered) (Diversified Financials)	3,285,514
43,721	Nestle SA (Registered) (Food Products)	5,199,378
15,991	Zurich Insurance Group AG (Insurance)	5,913,520

		14,398,412

Taiwan – 4.1%
68,795	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	5,427,237

United Kingdom – 21.1%
44,284	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	4,892,483
172,358	Compass Group plc (Consumer Services)	2,371,510
947,247	DS Smith plc (Materials)	3,203,226
74,131	Experian plc (Commercial & Professional Services)	2,589,405
641,801	Informa plc (Media & Entertainment)	3,043,157
78,517	InterContinental Hotels Group plc (Consumer Services)	3,616,581
42,411	Reckitt Benckiser Group plc (Household & Personal Products)	4,252,535
611,164	Rentokil Initial plc (Commercial & Professional Services)	4,263,696

		28,232,593

United States – 3.2%
49,193	Ferguson plc (Capital Goods)	4,336,534

TOTAL COMMON STOCKS (Cost $120,554,840)		$127,083,675

Units	Description	Expiration Month	Value

Right* – 0.1%
Spain – 0.1%
43,176	Cellnex Telecom SA (Telecommunication Services)	08/2020	$ 180,550
(Cost $0)

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(b) – 4.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,692,387	0.130%	$ 5,692,387
(Cost $5,692,387)

TOTAL INVESTMENTS – 99.4% (Cost $126,247,227)		$132,956,612

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		848,151

NET ASSETS – 100.0%		$133,804,763

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments

July 31, 2020 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Australia – 5.8%
47,890	Rio Tinto plc (Materials)	$ 2,915,172
258,926	Sydney Airport (Transportation)	969,765

		3,884,937

Denmark – 2.5%
25,206	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,653,831

Finland – 2.3%
194,886	Nordea Bank Abp (Banks)	1,505,315

France – 15.0%
47,656	BNP Paribas SA (Banks)*	1,922,623
19,235	Gecina SA (REIT)	2,495,206
57,678	Klepierre SA (REIT)	998,911
23,431	Schneider Electric SE (Capital Goods)	2,686,681
22,565	Vinci SA (Capital Goods)	1,942,058

		10,045,479

Germany – 3.9%
40,861	Vonovia SE (Real Estate)	2,641,084

Italy – 4.4%
321,923	Enel SpA (Utilities)	2,948,984

Japan – 6.5%
92,700	ORIX Corp. (Diversified Financials)	1,002,562
53,900	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,954,781
23,800	Trend Micro, Inc. (Software & Services)	1,395,844

		4,353,187

Netherlands – 5.5%
781,605	Koninklijke KPN NV (Telecommunication Services)	2,059,065
110,165	Royal Dutch Shell plc Class A (Energy)	1,610,126

		3,669,191

Singapore – 3.1%
69,900	DBS Group Holdings Ltd. (Banks)	1,009,751
174,800	Singapore Exchange Ltd. (Diversified Financials)	1,042,739

		2,052,490

Spain – 4.9%
45,941	Ferrovial SA (Capital Goods)	1,124,957
166,280	Iberdrola SA (Utilities)	2,149,216

		3,274,173

Switzerland – 18.4%
31,144	Nestle SA (Registered) (Food, Beverage & Tobacco)	3,703,699

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
22,598	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,861,336
25,414	Swiss Re AG (Insurance)	2,005,397
156,174	UBS Group AG (Registered) (Diversified Financials)	1,839,852
7,855	Zurich Insurance Group AG (Insurance)	2,904,803

		12,315,087

Taiwan – 4.4%
202,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,939,828

United Kingdom – 18.4%
27,184	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	3,003,280
401,188	BP plc (Energy)	1,452,906
486,350	DS Smith plc (Materials)	1,644,649
69,174	GlaxoSmithKline plc (Pharmaceuticals, Biotechnology & Life Sciences)	1,377,968
111,432	National Grid plc (Utilities)	1,307,307
14,615	Reckitt Benckiser Group plc (Household & Personal Products)	1,465,441
34,663	Unilever plc (Household & Personal Products)	2,064,009

		12,315,560

United States – 3.5%
26,324	Ferguson plc (Capital Goods)	2,320,552

TOTAL COMMON STOCKS (Cost $67,520,072)		$65,919,698

Shares	Dividend Rate	Value

Investment Company(a) – 0.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
45,833	0.130%	$ 45,833
(Cost $45,833)

TOTAL INVESTMENTS – 98.7% (Cost $67,565,905)		$65,965,531

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%		891,229

NET ASSETS – 100.0%		$66,856,760

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

*	Non-income producing security.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities may be valued at the closing bid price for long positions and at the closing ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of July 31, 2020:

INTERNATIONAL EQUITY ESG

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$5,427,237	$26,109,378	$—
Europe	—	91,391,076	—
North America	—	4,336,534	—
Investment Company	5,692,387	—	—

Total	$11,119,624	$121,836,988	$—

INTERNATIONAL EQUITY INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$9,345,505	$—
Australia and Oceania	—	3,884,937	—
Europe	—	50,368,704	—
North America	—	2,320,552	—
Investment Company	45,833	—	—

Total	$45,833	$65,919,698	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

ESG Standards Risk — The International Equity ESG’s adherence to its environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. For example, the Fund will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Fund will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS FUNDAMENTAL INTERNATIONAL EQUITY FUNDS

Schedule of Investments (continued)

July 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.